Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Gain on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ 163,892	₩ 54,969	₩ 225,635
Gain (loss) on valuation of hedge instruments (loss)liabilities, Before recognition	6,916	37,247	31,003
Remeasurements of net defined benefit liabilities, Before recognition	74,518	(77,382)	(33,814)
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	(34,909)	25,538	4,493
Exchange differences on translation for foreign operations, Before recognition	683	(3,614)	6,692
Total, Before recognition	211,100	36,758	234,009
Gain on valuation of financial assets at fair value through other comprehensive income, Tax effect	(34,412)	(12,972)	(58,483)
Gain (loss) on valuation of hedge instruments (loss)liabilities, Tax effect	(1,644)	(9,860)	(8,139)
Remeasurements of net defined benefit liabilities, Tax effect	(18,696)	17,201	8,037
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	9,097	(8,820)	(1,327)
Exchange differences on translation for foreign operations, Tax effect	(178)	948	(1,759)
Total, Tax effect	(45,533)	(13,503)	(61,671)
Gain on valuation of financial assets at fair value through other comprehensive income, After recognition	129,780	41,997	167,152
Gain (loss) on valuation of hedge instruments (loss)liabilities, After recognition	5,272	27,387	22,864
Remeasurements of net defined benefit liabilities, After recognition	55,822	(60,181)	(25,777)
Share of Gain (loss) of associates and joint ventures, and others, After recognition	(25,812)	16,718	3,166
Exchange differences on translation for foreign operations, After recognition	505	(2,666)	4,933
Total other comprehensive income	₩ 165,567	₩ 23,255	₩ 172,338